Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other liabilities.
Audit fees payable	$ 3,372	$ 2,333
General expenses payable	42,474	42,810
Payable for capital provision assets		256
Lease liabilities	11,896	13,520	$ 19,389
Insurance liabilities	14,430	12,596
Long-term incentive compensation including accruals	41,270	38,232
Legacy asset recovery incentive compensation including accruals	12,615
Total other liabilities	$ 126,057	$ 109,747
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total other liabilities	Total other liabilities	Total other liabilities